SCHEDULE II - Condensed Financial Information of Registrant - Balance Sheets Additional (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares, issued (in shares)	96,651,534	111,730,209
Common stock, shares, outstanding (in shares)	96,651,534	111,730,209
Treasury stock, common, shares (in shares)	0	6,570,003